Financial Instruments and Risk Management (Credit Risk - Movement in the Allowance of Doubtful Accounts during the Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Balance at start of period	$ 3	$ 11
Additional allowance	2	1
Write offs	(1)	(7)
Reversals	(1)	(1)
Change due to translation differences	0	(1)
Balance at end of period	$ 3	$ 3